Annual Fund Operating Expenses (Vanguard Explorer Fund Participant)	Vanguard Explorer Fund Vanguard Explorer Fund - Investor Shares 11/1/2013 - 10/31/2014
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.49%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.53%	[1]

[1]	The expense information shown in the table has been restated to reflect estimated amounts for the current fiscal year. Acquired Fund Fees and Expenses are not included in the Fund's financial statements, which provide a clearer picture of a fund's actual operating costs.